Description of Business and Segmented Disclosures - Schedule of Capital Expenditures (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Feb. 28, 2023	Aug. 31, 2022
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 4,298	$ 3,708
Acquisitions (Note 5)	427	1,621
Total Capital Expenditures	4,725	5,329
Sunrise Oil Sands Partnership
Disclosure Of Reportable Segments [Line Items]
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo				$ 1,559
Fair value of accounts receivable and accrued revenues recognised as of acquisition date				$ 1,559
BP-Husky Refining LLC
Disclosure Of Reportable Segments [Line Items]
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo			$ 508
Fair value of accounts receivable and accrued revenues recognised as of acquisition date			508
Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	3,476	2,446
Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	747	1,176
Oil Sands
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	37	1,609
Oil Sands | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	2,382	1,792
Conventional
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	5	12
Conventional | Upstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	452	344
Offshore | Upstream | Asia Pacific
Disclosure Of Reportable Segments [Line Items]
Capital Investment	7	8
Offshore | Upstream | Atlantic
Disclosure Of Reportable Segments [Line Items]
Capital Investment	635	302
Canadian Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	145	117
U.S. Refining
Disclosure Of Reportable Segments [Line Items]
Acquisitions (Note 5)	385	0
U.S. Refining | BP-Husky Refining LLC
Disclosure Of Reportable Segments [Line Items]
Fair Value of Pre-Existing 50 Percent Ownership Interest in Toledo			368
Fair value of accounts receivable and accrued revenues recognised as of acquisition date			$ 368
U.S. Refining | Downstream
Disclosure Of Reportable Segments [Line Items]
Capital Investment	602	1,059
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
Capital Investment	$ 75	$ 86